EATON VANCE SERIES FUND, INC.

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Fund, Inc. (the “Registrant”) on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) (1933 Act File No. 333-182175) certifies (a) that the form of prospectus dated December 1, 2024 used with respect to the Fund, does not differ from that contained in Post-Effective Amendment No. 21 (“Amendment No. 21”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 21 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-24-001055) on November 26, 2024.

EATON VANCE SERIES FUND, INC.

on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund

By: /s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo, Esq.

Secretary

Date: December 4, 2024